CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Shares Issued, Price Per Share	$ 3.10	$ 0.95
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 611	$ 0
Private Placement [Member]
Shares Issued, Price Per Share		$ 6.07
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 382
IPO [Member]
Shares Issued, Price Per Share		$ 11.00
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 3,795